Share based compensation - Share options activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Number of options:
Outstanding number of shares at beginning	4,526,000	4,526,000	3,496,000	3,496,000	4,291,000	4,291,000
Granted	1,048,000	1,048,000	2,665,000	2,665,000	1,660,000	1,660,000
Exercised	(1,774,000)	(1,774,000)	(1,090,000)	(1,090,000)	(2,008,000)	(2,008,000)
Forfeited	(1,288,000)	(1,288,000)	(545,000)	(545,000)	(447,000)	(447,000)
Outstanding number of shares at ending	2,512,000	2,512,000	4,526,000	4,526,000	3,496,000	3,496,000	4,291,000
Options, vested and exercisable	1,116,000		557,000		619,000			1,116,000	557,000	619,000
Weighted Average Exercise Price:
Weighted average exercise price at beginning | $ / shares	$ 0.1		$ 0.1		$ 0.1
Granted | $ / shares	0.1		0.1		0.1
Exercised | $ / shares	0.1		0.1		0.1
Forfeited | $ / shares	0.1		0.1		0.1
Weighted average exercise price at ending | $ / shares	0.1		0.1		0.1		$ 0.1
Weighted average exercise price, vested and exercisable | $ / shares	$ 0.1		$ 0.1		$ 0.1
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value:
Weighted average contractual term outstanding	8 years 5 months 19 days	8 years 5 months 19 days	8 years 7 months 6 days	8 years 7 months 6 days	8 years 6 months 18 days	8 years 6 months 18 days	8 years 2 months 1 day
Weighted average contractual term, vested and exercisable	8 years 10 months 2 days	8 years 10 months 2 days	7 years 5 months 8 days	7 years 5 months 8 days	7 years 2 months 23 days	7 years 2 months 23 days
Aggregate intrinsic value outstanding | $	$ 10,167		$ 66,255		$ 55,188		$ 43,312
Aggregate intrinsic value exercised | $	16,088		15,148		31,456
Aggregate intrinsic value, vested and exercisable | $	$ 4,515		$ 8,156		$ 9,772
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Weighted average grant date fair value of options granted | $ / shares	$ 7.59		$ 13.38		$ 13.07
Options granted	1,048,000	1,048,000	2,665,000	2,665,000	1,660,000	1,660,000
Grant date fair value of options vested | ¥		¥ 141,845		¥ 58,700		¥ 55,858
Total unrecognized compensation expenses | ¥								¥ 65,122	¥ 216,971	¥ 102,426
Unrecognized compensation cost expected to be recognized over a weighted average period	2 years 1 month 17 days	2 years 1 month 17 days	2 years 8 months 23 days	2 years 8 months 23 days	3 years 1 month 20 days	3 years 1 month 20 days
Second Amended 2018 Plan
Number of options:
Granted			2,665,028	2,665,028	1,659,640	1,659,640
Weighted Average Exercise Price:
Granted | $ / shares			$ 0.1		$ 0.1
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Options granted			2,665,028	2,665,028	1,659,640	1,659,640
Number of shares available for future grant	620,124							620,124
Plan 2021
Weighted Average Exercise Price:
Granted | $ / shares	$ 0.1
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Number of shares available for future grant	931,914,000							931,914,000